Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Cash provided by (used in) Operating activities
Net income (loss)	591,304	1,550,858	(82,028)
Items not involving cash
Depreciation of property, plant and equipment	681,045	676,464	701,389
Amortization of leasehold inducement	(24,491)	(25,560)	(25,560)
Loss on disposal of assets	90,585	11,013	4,238
Non-cash component of gain on contract settlement	0	0	(108,960)
Stock based compensation	151,916	414,822	1,674,875
Change in derivative liability	(18,252)	17,160	65,677
Deferred income tax provision	306,652	93,103	680,879
Changes in non-cash operating working capital
Accounts receivable, net	(32,017)	8,497	400,105
Inventory, net	202,063	(306,914)	643,786
Prepaid expenses and other assets	(56,251)	(72,991)	(47,936)
Accounts payable	65,206	265,958	(614,403)
Net Cash Provided by (Used in) Operating Activities	1,957,760	2,632,410	3,292,062
Investing activities
Purchase of property, plant and equipment	(1,496,572)	(401,709)	(597,762)
Proceeds on disposal of assets	21,955	561	0
Net Cash Provided by (Used in) Investing Activities	(1,474,617)	(401,148)	(597,762)
Financing activities
Repurchase of common shares	(1,544,342)	(1,168,764)	(1,032,525)
Proceeds from issuance of common shares	59,553	19,251	0
Repayment of long-term debt	(134,852)	(1,762,800)	(1,690,608)
Net Cash Provided by (Used in) Financing Activities	(1,619,641)	(2,912,313)	(2,723,133)
Decrease in cash and cash equivalents	(1,136,498)	(681,051)	(28,833)
Effect of exchange rates on cash	311	(10)	47
Cash and cash equivalents, beginning of year	1,189,539	1,870,600	1,899,386
Cash and cash equivalents, end of year	53,352	1,189,539	1,870,600
Supplementary disclosure of cash flow information Cash paid (received) during the year
Interest received	(2,908)	(8,216)	(15,997)
Interest paid	18,165	79,061	169,783
Income taxes	0	0	0